ACCOUNTS PAYABLE - Disclosure of detailed information about trade and other payables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Detailed Information About Accounts Payable [Abstract]
Exploration and evaluation expenditures	$ 128,303	$ 97,688
Non-exploration and evaluation expenditures	207,953	202,595
Total Accounts Payable	$ 336,256	$ 300,283